Leases (Details) - Schedule of Undiscounted Cash Flows to Finance and Operating Lease Liabilities - Vaso Corporation and Subsidaries [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Leases (Details) - Schedule of Undiscounted Cash Flows to Finance and Operating Lease Liabilities [Line Items]
Finance leases 2024	$ 83
Operating leases 2024	932
Total 2024	1,015
Finance leases 2025	25
Operating leases 2025	697
Total 2025	722
Finance leases 2026
Operating leases 2026	406
Total 2026	406
Finance leases 2027
Operating leases 2027	124
Total 2027	124
Finance leases Undiscounted lease payments	108
Operating leases Undiscounted lease payments	2,159
Total Undiscounted lease payments	2,267
Finance leases Amount representing interest	(11)
Operating leases Amount representing interest	(211)
Total Amount representing interest	(222)
Finance leases Discounted lease liabilities	97
Operating leases Discounted lease liabilities	1,948
Total Discounted lease liabilities	$ 2,045